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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05415

Morgan Stanley Utilities Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
       (Address of principal executive offices)        (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


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MORGAN STANLEY UTILITIES FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

       NUMBER OF
        SHARES                                                                                                              VALUE
------------------------                                                                                                    -----
                                COMMON STOCKS (97.8%)
                                Electric Utilities (60.7%)
      1,310,900                 AES Corp. (The)*                                                                     $   26,270,436
        430,000                 Allegheny Energy, Inc. (a)*                                                              22,471,800
        267,300                 Ameren Corp. (a)                                                                         14,033,250
        435,000                 American Electric Power Co., Inc.                                                        20,044,800
        205,000                 CenterPoint Energy, Inc. (a)                                                              3,286,150
        355,000                 CMS Energy Corp. (a)                                                                      5,971,100
        338,700                 Consolidated Edison, Inc. (a)                                                            15,681,810
        305,000                 Constellation Energy Group (a)                                                           26,165,950
        352,700                 Dominion Resources, Inc. (a)                                                             29,732,610
        404,000                 DPL, Inc. (a)                                                                            10,609,040
        170,000                 DTE Energy Co. (a)                                                                        8,234,800
        969,924                 Duke Energy Corp. (a)                                                                    18,127,880
        590,000                 Edison International                                                                     32,715,500
        304,700                 Entergy Corp.                                                                            32,995,963
        505,200                 Exelon Corp.                                                                             38,071,872
        488,600                 FirstEnergy Corp.                                                                        30,947,924
        595,400                 FPL Group, Inc.                                                                          36,247,952
        255,000                 Mirant Corp.*                                                                            10,373,400
        863,000                 NRG Energy, Inc. (a)*                                                                    36,496,270
        305,000                 NSTAR                                                                                    10,617,050
        690,000                 PG&E Corp.                                                                               32,982,000
        129,000                 Pinnacle West Capital Corp. (a)                                                           5,096,790
        730,000                 PPL Corp.                                                                                33,799,000
        355,000                 Public Service Enterprise Group                                                          31,236,450
        190,000                 Reliant Energy, Inc. (a)*                                                                 4,864,000
        495,300                 SCANA Corp.                                                                              19,187,922
        717,900                 Southern Co. (The) (a)                                                                   26,045,412
        450,000                 TXU Corp.                                                                                30,811,500
        430,800                 Wisconsin Energy Corp. (a)                                                               19,398,924
                                                                                                                      -------------
                                                                                                                        632,517,555
                                                                                                                      -------------
                                Energy (15.8%)
        500,100                 AGL Resources, Inc.                                                                      19,813,962
        848,849                 Dynegy, Inc. (Class A) (a)*                                                               7,843,365
        358,200                 Equitable Resources, Inc.                                                                18,579,834
        550,000                 MDU Resources Group, Inc.                                                                15,312,000
        225,700                 New Jersey Resources Corp. (a)                                                           11,192,463
        105,000                 NiSource, Inc. (a)                                                                        2,009,700
        50,000                  Peabody Energy Corp. (a)                                                                  2,393,500
        125,000                 Powershares Wilderhill Clean Energy Portfolio (ETF) (a)*                                  2,861,250
        394,200                 Questar Corp. (a)                                                                        20,707,326
        530,511                 Sempra Energy                                                                            30,833,299
        445,462                 Spectra Energy Corp. (a)                                                                 10,904,910
        647,000                 Williams Companies, Inc. (The) (a)                                                       22,036,820
                                                                                                                      -------------
                                                                                                                        164,488,429
                                                                                                                      -------------

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
                                Telecommunications (21.3%)
        282,973                 ALLTEL Corp.                                                                             19,717,559
        250,000                 America Movil S.A.B. de C.V. (Series L) (ADR) (Mexico)                                   16,000,000
        176,360                 American Tower Corp. (Class A) (a)*                                                       7,678,714
        955,777                 AT&T Inc.                                                                                40,438,925
        40,000                  China Mobile Ltd. (ADR) (Hong Kong) (a)                                                   3,281,600
        423,000                 Citizens Communications Co. (a)                                                           6,057,360
        270,000                 Crown Castle International Corp. (a)*                                                    10,970,100
        105,000                 NII Holdings, Inc. (a)*                                                                   8,625,750
        460,000                 Rogers Communications, Inc. (Class B) (Canada)                                           20,943,800
        165,000                 SBA Communications Corp. (a)*                                                             5,821,200
        128,586                 Telefonica S.A. (ADR) (Spain)                                                            10,772,935
        319,136                 Telefonica S.A. (Spain)                                                                   8,935,882
        450,000                 Telefonos de Mexico S.A.B. de CV (Series L) (ADR) (Mexico)                               14,791,500
        135,000                 Telus Corp. (Non-Voting) (Canada)                                                         7,602,574
        67,000                  Time Warner Cable, Inc. (Class A) (a)*                                                    2,197,600
        285,000                 Time Warner Telecom Inc. (Class A) (a)*                                                   6,261,450
        593,360                 Verizon Communications, Inc.                                                             26,273,981
        410,429                 Windstream Corp.                                                                          5,795,257
                                                                                                                      -------------
                                                                                                                        222,166,187
                                                                                                                      -------------
                                TOTAL COMMON STOCKS
                                  (Cost $450,527,888)                                                                 1,019,172,171
                                                                                                                      -------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
------------------------
                                SHORT-TERM INVESTMENTS (16.2%)
                                SECURITY PURCHASED FROM SECURITIES
                                LENDING COLLATERAL (14.0%)
       $145,476                 The Bank of New York Institutional Cash Reserve Fund
                                  (Cost $145,475,923)                                                                   145,475,923
                                                                                                                      -------------

       NUMBER OF
     SHARES (000)
------------------------
                                Investment Company (b) (2.2%)
        22,918                  Morgan Stanley Institutional Liquidity Money Market
                                  Portfolio - Institutional Class (Cost $22,918,056)                                     22,918,056
                                                                                                                      -------------

                                TOTAL SHORT-TERM INVESTMENTS (COST $168,393,979)                                        168,393,979
                                                                                                                      -------------

                                TOTAL INVESTMENTS
                                  (Cost $618,921,867) (c)                                   114.0%                    1,187,566,150
                                LIABILITIES IN EXCESS OF OTHER ASSETS                       (14.0)                     (145,465,813)
                                                                                            -----                    --------------
                                NET ASSETS                                                  100.0%                   $1,042,100,337
                                                                                            =====                    ==============



------------------------------

         ADR      American Depositary Receipt.

         ETF      Exchange Traded Funds.

         *        Non-income producing security.

         (a) As of September 30, 2007 all or a portion of this security with a total value of $139,879,872 was on loan and secured by collateral of $145,475,923 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

         (b) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $253,443 for the period ended September 30, 2007.

         (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $569,471,248 and the aggregate gross unrealized depreciation is $826,965, resulting in net unrealized appreciation of $568,644,283.



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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.




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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007





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